The Nature of Expenses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amortisation, intangible assets other than goodwill	$ 1,980	$ 1,408
Cost of Revenues [Member]
Amortisation, intangible assets other than goodwill	3	2
Operating Expenses [Member]
Amortisation, intangible assets other than goodwill	$ 1,977	$ 1,406